UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

DAVLIN PHILANTHROPIC FUND

March 31, 2009

Dear Fellow Shareholders,

March 31, 2009 marked the end of the Davlin Philanthropic Fund’s first fiscal period, and I am very pleased with the progress we have made towards our philanthropic goals.  During the last year we visited with well over 50 charities in four states, across the full spectrum of philanthropy, and introduced them to the unique opportunity the Fund represents.  Despite the turmoil and uncertainty that hangs over the financial markets and the fundraising world, we have experienced very positive and enthusiastic receptions from the non-profits we meet with.  Charities are excited to learn about a new fundraising tool that allows them to create a new, sustainable revenue stream from their existing supporters without asking for yet another donation.  A number of charities have asked us to develop Davlin Philanthropic Fund content that they can incorporate into their individual websites and newsletters.  Others have already added the Fund to their fundraising efforts, including the Fund information in their newsletters and adding Davlin Philanthropic Fund web-links to their websites.  We continue to develop advertisements in different sizes and formats, web links, splash pages, radio ads and more as charities ask us to help them educate their supporters about “Sustainable Giving”.

Perhaps most exciting of all, we sent out our first donation checks at the end of March.   The Alzheimer’s Association, Angel Flight East, Earthwatch Institute, Hands Together for Haiti, Juvenile Diabetes Research Foundation, the Nature Conservancy, The Public Theatre/Shakespeare Festival (NYC) and WNRN, among others, all received checks that brought them new charitable revenue.  These great charities do meaningful work that improves the lives of many people, and nothing is more personally rewarding for me, and our organization, than giving them an unexpected check and telling them that there will be more to come.  As an investor in the Fund, you should take the same pride in knowing that, with your investment in the Davlin Philanthropic Fund, you are making a difference for these charities in a whole new way.

************************

I wish that I could be as up beat about our portfolio performance throughout the last period.  As one of our fellow investors said to me, “Your performance is relatively good, while being absolutely bad.”  I agree!  It is hard to take much comfort in outperforming the market when we are still losing money.  With that said, there will be times when the market goes down and losses will be “the order of the day.”  As value investors, we believe that it is not what you make in the good markets that matters, as much as what you keep in the bad markets.  The math is clear: if you lose 50% of your portfolio in a down market, you must earn 100% on the remaining portfolio to break-even.  However, if your portfolio declines only 10% in the same down market, you only have to earn 11% on the remaining portfolio to get back to break-even.  It is more important to avoid significant losses than it is to achieve large gains.  This is the mantra that we live by here at the Davlin Philanthropic Funds, and our performance in 2008 and the beginning of 2009 reflects that focus.

	Davlin Philanthropic Fund	Russell 2000	S&P 500
June 11, 2008 Through March 31, 2009	(16.53)%	(42.30)%	(41.27)%
Compared to Index		25.77%	24.74%

Note: Fund commencement date is June 11, 2008.

The stock market in 2008 and the beginning of 2009 offered many investment opportunities that were in fact “value traps.”  Over and over again, we saw some of the most respected companies in the world trading at what appeared to be huge discounts, only to find out later that they would get cheaper or fall to zero.  The list of “value traps” includes such legendary companies as: AIG, Merrill Lynch, Bear Stearns, Freddie Mac, Fannie May, Lehman Brothers, Citigroup, Bank of America, Indy Mac, Wachovia, and many others. All these stocks hurt investors who thought they were buying great companies at cheap prices.  Successful investing in 2008 and the beginning of 2009 depended heavily on avoiding these kinds of “opportunities.”  We spent a disproportionate amount of our time trying to understand what surprises could still be hidden in the balance sheets of our portfolio companies.  As you can see from our performance, we succeeded better than many others.

But, as you can see from our “Biggest Sinners” list, we also made our share of mistakes;  AIG was our biggest.  We did not understand the full extent of their credit default swap exposure, and we believed, incorrectly, that management would be able to raise needed funds by selling some of their roughly 130 insurance subsidiaries.  Genesis Lease Limited has our largest unrealized loss, but this story is still unfolding.  This is a commercial airplane leasing company that has suffered badly along with the entire industry.  However, unlike its peers, they own only fuel efficient planes that are in high demand.  We still expect a happy ending to this story and we are happy getting paid more than a 9% dividend yield while we wait.

Our “Biggest Winner” for the year has been Hansen Natural Corp, the maker of Monster energy drinks.  This is an experienced management team that has proven that they know how to build distribution even in a bad market.  They just signed a distribution deal with Coca-Cola Company & Coca-Cola Enterprises, Inc. to cover Canada, six countries in Western Europe and parts of the US.  We expect more good news to come from this investment.

The 2009 market should be very challenging.  There are a lot of opinions out there about where the stock market is going, and we will NOT be one of them.  We are certain of only one thing: consumers and companies will have to learn how to live with less debt.  History tells us that lowering budgets and paying down debt are painful and take time.  So, we still plan to spend a great deal of our time trying to avoid future value traps.

On behalf of all the charities that we support and the team here, thank you for being part of Sustainable Giving.

William E. B. Davlin

Davlin Fund Advisors, LLC

President & Portfolio Manager

        44 River Road, Suite A

   Wayland, MA 01778-1829

Top 10 Positions as of March 31, 2009:

% Net Assets

1.   Freeport McMoran Copper & Gold PFD 6.75%

3.53%

2.   Hansen Natural Corp

3.08%

3.   Seaboard Corporation

2.78%

4.   Conoco Phillips

2.63%

5.   Legg Mason Inc.

2.62%

6.   Marathon Oil Corp

2.57%

7.   Goldman Sachs PFD 4.00%

2.49%

8.   Safety Insurance Group

2.47%

9.   Hillenbrand, Inc.

2.45%

10. CBS Corporation Senior Note 6.75%

2.42%

 Total:

          27.04%

Fiscal Year Top 5 Winners

Realized and Unrealized Gains

1.  Hansen Natural Corp.

$18,166

2.  Freeport McMoran Copper & Gold PFD 6.75%

$16,946

3.  CBS Corporation Senior Note 6.75%

$  8,208

4.  Marathon Oil Corp.

$  5,837

5.  Fairfax Financial Holdings

$  5,643

Total:

$54,800

Fiscal Year Top 5 Sinners

Realized and Unrealized Losses

1.  Genesis Lease Limited

 $ 40,122

2.  American International Group

 $ 39,801

3.  Excel Maritime Carriers LTD.

 $ 33,394

4.  Legg Mason, Inc.

 $ 31,812

5.  iShares S&P 500 Index

 $ 24,136

Total:

$169,265

DAVLIN PHILANTHROPIC FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2009

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDING MARCH 31, 2009

Since Inception
Davlin Philanthropic Fund	(16.53)%
Russell 2000 Index	(42.30)%
S&P 500 Index	(41.27)%

Davlin Philanthropic Fund

Portfolio Analysis

March 31, 2009

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Davlin Philanthropic Fund
	Schedule of Investments
	March 31, 2009

Shares		Value

COMMON STOCKS - 45.06%

Aircraft Parts & Auxiliary Equipment - 1.16%
1,900	Spirit Aerosystems Holdings, Inc. *	$ 18,943

Bottled & Canned Soft Drinks - 3.08%
1,400	Hansen Natural Corp. *	50,400

Cookies & Crackers - 1.70%
800	J&J Snack Food Corp.	27,752

Crude Pertoleum & Natural Gas - 2.13%
800	Royal Dutch Shell Plc-B	34,888

Deep See Foreign Transportation - 0.69%
2,500	Excel Maritime Carriers Ltd.	11,300

Fats & Oils - 0.71%
1,970	Zapata Corporation *	11,603

Fire, Marine & Casualty Insurance - 7.39%
125	Fairfax Financial Holdings	32,563
300	Odyssey RE Holdings Corporation	11,379
1,300	Safety Insurance Group	40,404
900	Travelers Companies, Inc.	36,576
		120,922
Hospital & Medical Service Plans - 1.31%
1,900	Wellcare Health Plans *	21,375

Industrial Instruments for Measurment - 1.63%
2,000	Cognex Corp.	26,680

Investment Advice - 4.95%
1,000	Cohen & Steers Inc.	11,160
500	Franklin Resources, Inc.	26,935
2,700	Legg Mason, Inc.	42,930
		81,025
Meat Packing Plants - 2.78%
45	Seaboard Corporation	45,450

Miscellaneous Manufacturing Industries - 4.33%
1,700	Ceradyne, Inc. *	30,821
2,500	Hillenbrand, Inc.	40,025
		70,846
Petroleum Refining - 7.50%
1,100	Conoco Phillips	43,076
1,600	Marathon Oil Corporation	42,064
2,100	Valero Energy Corporation	37,590
		122,730
Primary Production of Aluminum - 0.71%
500	Kaiser Aluminum Corp.	11,560

Rolling Drawing & Extruding of Nonferus Metals - 1.07%
1,500	RTI International Metals, Inc. *	17,550

Services-Equipment Rental & Leasing - 3.92%
10,800	Genesis Lease Limited	30,024
123	Wesco Financial Corp.	33,948
		63,972

TOTAL FOR COMMON STOCKS (Cost $912,471) - 45.06%		$ 736,996

EXCHANGE TRADED FUNDS - 4.09%
600	iShares Russell 2000 Value Index Fund	23,676
150	iShares S&P 500 Index	11,943
500	iShares S&P 500 Value Index	18,600
300	iShares TR Russell 2000 Index	12,615

TOTAL EXCHANGE TRADED FUNDS (Cost $79,210) - 4.09%		$ 66,834

SENIOR NOTES - 4.35%
3,000	CBS Corporation PFD 6.75% 3/27/2056	39,630
2,550	Pulte Homes 7.375%, 06/01/2046	31,620

TOTAL SENIOR NOTES (Cost $81,050) - 4.35%		$ 71,250

PREFERRED STOCK - 10.94%

600	Chesapeake Energy Corporation PFD 4.50% 12/31/2049	36,900
900	Freeport McMoran Copper & Gold PFD 6.75% 5/10/2010	57,762
3,400	Goldman Sachs 2010 PFD-C 4.00% 10/31/2010	40,800
2,000	Odyssey RE Holdings Float PFD-B 4.3925% 10/20/2010	27,000
953	Odyssey RE Holdings PFD-A 8.125% 10/20/2010	16,439

TOTAL PREFERRED STOCK (Cost $172,799) - 10.94%		$ 178,901

SHORT TERM INVESTMENTS - 35.55%
581,407	Fidelity Institutional Government Money Market Fund - Class I 0.53% ** (Cost $581,407)	581,407

TOTAL SHORT TERM INVESTMENTS (Cost $581,407) - 35.55%		$ 581,407

TOTAL INVESTMENTS (Cost $1,826,937) - 99.99%		1,635,388

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.01%		231

NET ASSETS - 100.00%		$ 1,635,619

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.
The accompanying notes are an integral part of these financial statements.

Davlin Philanthropic Fund
Statement of Assets and Liabilities
March 31, 2009

Assets:
Investments, at Value (Cost $1,826,937)	$ 1,635,388
Receivables:
Dividends and Interest	2,239
Total Assets	1,637,627
Liabilities:
Accrued Management Fees (Note 3)	1,339
Accrued Charitable Contribution (Note 3)	669
Total Liabilities	2,008
Net Assets	$ 1,635,619

Net Assets Consist of:
Paid In Capital (Note 4)	1,934,277
Accumulated Undistributed Net Investment Income	9,015
Accumulated Undistributed Loss on Investments	(116,124)
Unrealized Depreciation in Value of Investments	(191,549)
Net Assets, for 197,458 Shares Outstanding (Unlimited number
of shares authorized)	$ 1,635,619

Net Asset Value and Offering Price Per Share ($1,635,619/197,458)	$ 8.28

Minimum Redemption Price ($8.28*0.99)	$ 8.20

The accompanying notes are an integral part of these financial statements.

Davlin Philanthropic Fund
Statement of Operations
For the period June 11, 2008 (Commencment of Investment Operations)
through March 31, 2009

Investment Income:
Dividends	$ 23,775
Interest	10,492
Total Investment Income	34,267

Expenses:
Advisory Fees (Note 3)	12,523
Charitable Contribution (Note3)	6,261
Total Expenses	18,784

Net Investment Income	15,483

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(116,124)
Net Change in Unrealized Depreciation on Investments	(191,549)
Net Realized and Unrealized Loss on Investments	(307,673)

Net Decrease in Net Assets Resulting from Operations	$ (292,190)

The accompanying notes are an integral part of these financial statements.

Davlin Philanthropic Fund
Statements of Changes in Net Assets

For the Period *
Ended
3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 15,483
Net Realized Gain (Loss) on Investments	(116,124)
Unrealized Appreciation (Depreciation) on Investments	(191,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	(292,190)

Distributions to Shareholders From:
Net Investment Income	(12,729)
Realized Gains	0
Net Change in Net Assets from Distributions	(12,729)

Capital Share Transactions:
Proceeds from Sale of Shares	1,827,833
Shares Issued on Reinvestment of Dividends	12,729
Cost of Shares Redeemed	(24)
Net Increase in Net Assets from Shareholder Activity	1,840,538

Net Assets:
Net Increase in Net Assets	1,535,619
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment
Income of $9,015)	$ 1,635,619

Share Transactions:
Shares Sold	185,951
Shares Issued on Reinvestment of Dividends	1,510
Shares Redeemed	(3)
Net Increase in Shares	187,458
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	197,458

* June 11, 2008 Commencement of Investment Operations.
The accompanying notes are an integral part of these financial statements.

Davlin Philanthropic Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

For the Period *
Ended
3/31/2009

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.74)
Total from Investment Operations	(1.65)

Distributions from:
Net Investment Income	(0.07)
Capital Gains	0
(0.07)

Redemption Fees*****	0

Net Asset Value, at End of Period	$ 8.28

Total Return ***	(16.53)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,636
Ratio of Expenses to Average Net Assets	1.50%
Ratio of Net Investment Income to Average Net Assets	1.23%
Portfolio Turnover	33.20%

* June 11, 2008 Commencement of Investment Operations.
** Net Investment Income/Loss per share amounts were calculated using the average share method.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

**** Annualized ***** Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

DAVLIN PHILANTHROPIC FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

Note 1. Organization

The Davlin Philanthropic Fund (the “Fund”) was organized as a diversified series of the Davlin Philanthropic Funds (the “Trust”) on December 4, 2007.  The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust (the “Trust Agreement”) dated November 27, 2007 and filed with the state on December 4, 2007.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is Davlin Fund Advisors, LLC (the “Adviser”).  The investment objective of the Fund is to seek long-term capital appreciation.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

DAVLIN PHILANTHROPIC FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ assets carried at fair value:

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                          $1,635,388                         $          -

Level 2 – Significant Other Observable Inputs                       -                                      -

Level 3 – Significant Unobservable Inputs                             -                                      -

Total                                                                         $1,635,388                         $          -

The Fund did not hold any Level 3 investments during the period ended March 31, 2009.

ORGANIZATIONAL AND OFFERING EXPENSES: All costs incurred by the Trust in connection with the organization, offering and initial registration of the Trust, principally professional and registration fees, were paid on behalf of the Trust by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES:  The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective June 11, 2008 (commencement of investment operations), the Fund adopted FASB Interpretation No. 48 (“Fin 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB statement No. 109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken, or expected to be taken, on a tax return.  These positions must meet a “more likely than not” standard.  That standard requires that based on their technical merits, the positions have a more than 50% likelihood of being sustained upon examination.  Fin 48 is open to all tax

DAVLIN PHILANTHROPIC FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

years as of effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended March 31, 2009, the Fund did not have any liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended March 31, 2009, the Fund did not incur any interest or penalties.

USE OF ESTIMATES:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION:  The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed after holding them for one year or less.  During the period ended March 31, 2009, proceeds from redemption fees amounted to less than $1.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, result of operations, or net asset value per share of the Fund.  As of March 31, 2009, losses of $6,261 were reclassified from accumulated undistributed net investment income to paid in capital as a result of contributions made to the Foundation which are non-deductible for tax purposes.

OTHER:  The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3.  Related Party Transactions

INVESTMENT ADVISER: The Board of Trustees selected Davlin Fund Advisors, LLC as the investment adviser to the Fund. Under the terms of the Management Agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund during the term of the Agreement.  For the period ended March 31, 2009, the Adviser was paid fees of $12,523, and was owed $1,339 at the end of the period.

DAVLIN PHILANTHROPIC FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

The Adviser pays all the ordinary operating expenses of the Fund, such as officer and trustee compensation, legal and auditing expenses and insurance expenses, but excluding the Fund’s charitable donations, management fee, brokerage costs, borrowing costs, such as (a) interest and (b) dividends on securities sold short, taxes, indirect expenses incurred by underlying funds, and extraordinary expenses.

William Davlin is the control person of the Adviser and also serves as an officer/trustee of the Trust.

CHARITABLE FOUNDATION:  In addition, the Fund will annually donate an amount equal to 0.50% of the Fund’s average daily net assets to the non-profit Davlin Foundation (the “Foundation”).  On an annual basis, the Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s investors.  During the period ended March 31, 2009, the Fund donated $6,261 to the Foundation, of which $669 was due to the Foundation as of March 31, 2009.  William Davlin is an officer and trustee of the Foundation is also an officer and trustee of the Trust.  Three of the other five trustees of the Foundation are also trustees of the Trust.

Note 4. Capital Stock

At March 31, 2009, there were an unlimited number of shares authorized and 197,458 shares outstanding, each with no par value, and paid-in capital amounted to $1,940,538 for the Fund.

Note 5. Investment Transactions

For the period ended March 31, 2009, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $1,614,865 and $253,211 respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2009 was $1,891,732.

At March 31, 2009, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$81,328	(337,672)	(256,344)

Note 6. Distributions to Shareholders

On December 22, 2008, the Fund declared an income distribution of $0.0680 per share.  The distribution was paid on December 22, 2008 to shareholders of record on December 19, 2008.  The tax character of the $12,729 paid was ordinary income.

As of March 31, 2009 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,015
Undistributed capital loss	(51,329)
Unrealized depreciation	(256,344)
Net Total	$(298,658)

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of wash sales and post-October losses.  The Fund elected to defer post-October losses in the amount of $59,518.

DAVLIN PHILANTHROPIC FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009

Note 7.  Capital Loss Carryforward

At March 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $116,124, which expires in 2017.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that this carryforward is used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

Note 8. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2009, the Davlin family owned 91.63% of the Fund and as such may be deemed to control the Fund.

Note 9. New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Note 10.  Distribution Plan

The Fund adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Advisor for certain distribution and promotion expenses related to marketing shares of the Fund.  The amount payable annually by the Fund is 0.25% of its average daily net assets.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.  The Plan has not been activated and the Fund has no present intention to activate the Plan.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Davlin Philanthropic Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Davlin Philanthropic Fund as of March 31, 2009, and the related statements of operations and changes in net assets, and financial highlights for the period June 11, 2008 (commencement of operations) through March 31, 2009. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davlin Philanthropic Fund as of March 31, 2009, the results of its operations, the changes in its net assets, and its financial highlights for the period ended March 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 15, 2009

Davlin Philanthropic Fund
Expense Illustration
March 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Davlin Philanthropic Fund, you incur ongoing costs which typically consist of  (1) transaction costs, including redemption fees and (2) ongoing costs, including, management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sale charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of  ongoing defferent funds.  In addition, if these transactional costs were included.  Your costs could have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2008	March 31, 2009	October 1, 2008 to March 31, 2009

Actual	$1,000.00	$834.68	$6.82
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DAVLIN PHILANTHROPIC FUND

ADDITIONAL INFORMATION

MARCH 31, 2009

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (877) Davlin-8 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-Davlin-8.

Trustees and Officers - The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Additional information regarding the Trustees is available in the Fund’s Statement of Additional Information.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
George E. McCully; c/o Catalogue for Philanthropy 124 Watertown Street, Suite 3B Watertown, MA 02472 Age: 70	Trustee	Indefinite/ March 2008 to present	President and CEO, Catalogue for Philanthropy (promotes philanthropy) 1997 to present; Principal, George McCully (consulting business) 1983 to present; Trustee, Ellis L. Phillips Foundation (family foundation) 1988 to present; and Trustee, New England Wild Flower Society (plant conservation) 1998 to 2005	1	None
James F. Dwinell III; 680 South Avenue, #3 Weston, MA 02493 Age: 69	Trustee	Indefinite/ March 2008 to present	President and CEO, Cambridge Trust Company, 1989-2003;	1	Director, Cambridge Trust Company 2003 to 2009
G. Keith Funston, Jr.; c/o Davlin Fund Advisors, LLC 44 River Road, Suite A Wayland MA 01778 Age: 59	Trustee	Indefinite/ March 2008 to present	Antiques dealer/owner, Funston Antiques, 1997 to present; Board Treasurer, Earthwatch Institute, 1994 to Present; Director, FNX Corp, Inc. (National healthcare systems provider) 1995 to present; COO, InSite/NoStone Surfacing, Inc., (builder of large-scale public landscapes), 1988 to 1997; CFO, Advanced Energy Dynamics, (high-tech developer to purify powdered commercial material) 1980 to 1988	1	None

1The "Fund Complex" consists of Davlin Philanthropic Funds.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [1]	Other Directorships Held by Trustee
William E.B. Davlin[2,3], 44 River Road, Suite A Wayland, MA 01778 Age: 43	President, Treasurer, Chief Compliance Officer, and Trustee	Trustee: Indefinite/ December 2007 Officer: Indefinite/ March 2008 to present	President, Davlin Fund Advisors, LLC (adviser to the Fund), 2007-present; Chief Financial Officer, Burst Media Corporation (internet advertising sales company), 1996-2007; Research Associate, The Royce Funds 1992-1996.	1	None
Frances Tracy Davlin[3] 44 River Road, Suite A Wayland, MA 01778 Age: 41	Secretary	February 2008-present	Homemaker, 1997-present; Assistant Vice President, Equity Syndicate Desk NYC, Lehman Brothers Holdings, Inc., 1991-1997	NA	NA

1 The "Fund Complex" consists of Davlin Philanthropic Funds.

2William E.B Davlin is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund's investment adviser.

3 William E.B. Davlin and Frances Tracy Davlin are spouses.

Davlin Philanthropic Funds

Davlin Philanthropic Fund

Board of Trustees

William E.B. Davlin

James F. Dwinell III

G. Keith Funston Jr.

George E.  McCully

Investment Advisor

Davlin Fund Advisors, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

The Huntington National Bank

Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$ 12,000

(b)

Audit-Related Fees

Registrant

FY2009

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2009

$ 2,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2009

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2009

$ 2,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: June 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date June 5, 2009

*Print the name and title of each signing officer under his or her signature.